INCOME TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 CNY (¥)
Income Tax Disclosure [Abstract]
Statutory rate	33.92%	33.92%	33.92%
Income tax receivable	$ 242,204
Operating loss carryforwards	$ 3,329,000			¥ 521,251,000